Other Expenses, Gains and Losses 1 (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of other expenses, gains and losses [Line Items]
Tax expense other than income tax expense		$ 336	$ 1,757	$ 3,421		$ 3,430		$ 2,925	[1]
Employee benefit expenses		554	651	1,292		1,238		1,193	[1]
Depreciation and amortisation		338	364	706		655		676	[1]
Inventories consumed		11	50	97		99		98	[1]
Other expenses, gains and losses		218	459	1,017		1,089		921	[1]
Operating expenses				6,533		6,511		5,813	[2]
Utilities and operating supplies				195		207		200
Contract labor and services				152		151		141
Advertising and promotions				129		124		116
Royalty fees				113		112		103
Repairs and maintenance				85		93		83
Management fees	[3]			47		50		42
Provision for doubtful accounts, net				0		0		4	[2]
Provision for expected credit losses, net				24		9		0	[2]
Operating lease expense				0		15		30
Lease payments for which the recognition exemption is applied and variable lease payments not included in lease liabilities				8		0		0
Auditor's remuneration				2		2		2
Loss on disposal of property and equipment, investment properties and intangible assets		7	3	16		131	[4]	12	[2]
Impairment loss on property and equipment				65	[5]	0		0
Foreign exchange loss (gain)		(20)	(12)	(35)		(4)		11	[2]
Other support services				101		100		111
Other operating expenses				115		99		66
Management fee charged by third parties	[3]			24		23		22
Services received, net of amounts capitalized, related party transactions	[3]			23		27		20
The Plaza Macao [Member]
Disclosure of other expenses, gains and losses [Line Items]
Depreciation and amortisation		$ 30	$ 19	$ 40		33		$ 36
Loss on disposal of property and equipment, investment properties and intangible assets	[4]					$ 128

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[3]	Total management fees includes amounts charged by third parties and charged by related parties, net of amounts capitalized of US$22 million and US$20 million, US$23 million and US$27 million, and US$24 million and US$23 million for the years ended December 31, 2017, 2018 and 2019, respectively.
[4]	The loss on disposal of property and equipment, investment properties and intangible assets for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.
[5]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(b).